Income Taxes - Provision (Benefit) for Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
Federal					$ 0	$ 0	$ (1,664)
State					6,306	0	(226)
Foreign					155	0	0
Total current income tax expense (benefit)					6,461	0	(1,890)
Deferred [Abstract]
Federal					109,010	35,765	(1,697)
State					3,196	(64)	(563)
Foreign					580	0	0
Total deferred income tax expense (benefit)					112,786	35,701	(2,260)
Total provision for (benefit from) income taxes	$ 47,775	$ 40,151	$ 93,811	$ 55,550	$ 119,247	$ 35,701	$ (4,150)